UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Legg Mason Partners Investment Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

Legg Mason Partners Investment Grade Bond Fund

FORM N-Q

MARCH 31, 2006

Legg Mason Partners Investment Grade Bond Fund

Schedule of Investments (unaudited)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 93.1%
Aerospace & Defense - 2.9%
$6,500,000	A	Boeing Co., Debentures, 6.875% due 10/15/43	$7,275,710
1,000,000	A	Honeywell Inc., Debentures, 6.625% due 6/15/28	1,094,863
6,300,000	BBB+	Northrop Grumman Corp., Debentures, 7.750% due 2/15/31	7,661,468
5,000,000	BBB	Raytheon Co., Debentures, 7.200% due 8/15/27	5,662,655
5,250,000	A	United Technologies Corp., Debentures, 7.500% due 9/15/29	6,351,145

		Total Aerospace & Defense	28,045,841

Airlines - 0.3%
2,440,000	BBB+	Qantas Airways Ltd., Notes, 6.050% due 4/15/16 (a)	2,422,896

Automobiles - 1.9%
6,500,000	BBB	DaimlerChrysler Corp., Debentures, 7.450% due 3/1/27	6,851,195
5,000,000	BB-	Ford Motor Co., Notes, 7.450% due 7/16/31	3,737,500
10,000,000	B	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	7,375,000

		Total Automobiles	17,963,695

Beverages - 1.7%
3,000,000	A+	Anheuser-Busch Cos. Inc., Senior Bonds, 6.000% due 11/1/41	2,984,535
7,125,000	A-	Diageo Capital PLC, Notes, 4.850% due 5/15/18	6,558,990
6,900,000	A	PepsiAmericas Inc., Bonds, 5.500% due 5/15/35	6,448,705

		Total Beverages	15,992,230

Building Products - 0.4%
4,000,000	BBB+	Masco Corp., Bonds, 6.500% due 8/15/32	3,889,144

Capital Markets - 3.3%
6,025,000	A+	Goldman Sachs Group Inc., Notes, 6.125% due 2/15/33	6,009,630
5,000,000	A+	Lehman Brothers Holdings Inc., Senior Notes, 8.800% due 3/1/15	6,055,910
6,850,000	A	Mellon Funding Corp., Subordinated Notes, 5.500% due 11/15/18	6,772,129
		Merrill Lynch & Co. Inc., Notes:
1,600,000	A+	6.875% due 11/15/18	1,763,807
5,000,000	A+	6.750% due 6/1/28	5,360,785
4,530,000	AA-	State Street Corp., Notes, 7.350% due 6/15/26	5,312,331

		Total Capital Markets	31,274,592

Chemicals - 1.3%
5,750,000	A-	Dow Chemical Co., Debentures, 7.375% due 11/1/29	6,655,924
5,000,000	A	PPG Industries Inc., Debentures, 9.000% due 5/1/21	6,210,250

		Total Chemicals	12,866,174

Commercial Banks - 7.1%
10,000,000	A	BAC Capital Trust VI, Capital Securities, 5.625% due 3/8/35 (b)	9,318,830
4,700,000	Baa2(c)	Banco Mercantil del Norte SA/Cayman Islands, Subordinated Notes, 5.875% due 2/17/14 (a)(d)	4,723,500
6,000,000	A	HSBC Holdings PLC, Subordinated Notes, 7.625% due 5/17/32	7,128,162
7,050,000	A	Nationwide Building Society, Bonds, 5.000% due 8/1/15 (a)	6,741,351
4,560,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Tier 1, 7.191% Preferred Securities (a)(d)	4,765,934
7,575,000	BBB-	Shinsei Finance Cayman Ltd., 6.418% Preferred Securities (a)(d)	7,469,443
5,000,000	BBB-	Sovereign Bank, Subordinated Notes, 4.375% due 8/1/13 (d)	4,872,690
3,650,000	A-	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31 (a)	4,467,589
5,625,000	A+	SunTrust Bank, Subordinated Notes, 5.450% due 12/1/17	5,506,571
5,775,000	A+	US Bancorp, Subordinated Debentures, 7.500% due 6/1/26	6,759,262
5,800,000	A+	Wachovia Bank NA, Subordinated Notes, 7.800% due 8/18/10	6,325,898

		Total Commercial Banks	68,079,230

See Notes to Schedule of Investments.

Legg Mason Partners Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Commercial Services & Supplies - 1.9%
$6,850,000	A-	Avery Dennison Corp., Notes, 4.875% due 1/15/13	$6,549,093
5,146,000	BBB	PHH Corp., Senior Notes, 6.000% due 3/1/08	5,184,240
3,375,000	A+	Pitney Bowes Inc., Global Medium-Term Notes, 4.750% due 1/15/16	3,147,707
2,770,000	BBB	Waste Management Inc., Senior Notes, 7.750% due 5/15/32	3,259,044

		Total Commercial Services & Supplies	18,140,084

Communications Equipment - 0.5%
5,000,000	BBB+	Motorola Inc., Debentures, 6.500% due 9/1/25	5,192,300

Computers & Peripherals - 1.4%
6,075,000	A	Dell Inc., Debentures, 7.100% due 4/15/28	6,889,761
6,275,000	A+	International Business Machines Corp., Debentures, 7.000% due 10/30/25	7,034,325

		Total Computers & Peripherals	13,924,086

Consumer Finance - 0.7%
6,800,000	A	SLM Corp., Medium-Term Notes, 5.625% due 8/1/33	6,388,022

Diversified Financial Services - 10.6%
5,870,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (a)	5,684,596
8,000,000	AA+	AIG SunAmerica Global Financing X, Bonds, 6.900% due 3/15/32 (a)	8,833,656
5,000,000	A+	BHP Finance USA Ltd., Debentures, 7.250% due 3/1/16	5,583,695
4,600,000	BBB	Capital One Bank, Notes, 5.750% due 9/15/10	4,644,592
7,400,000	A	CIT Group Funding Co. of Canada, Senior Notes, 5.200% due 6/1/15	7,072,528
7,090,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	6,782,145
6,600,000	A+	Credit Suisse First Boston (USA) Inc., Notes, 4.700% due 6/1/09	6,477,352
5,000,000	A-	EnCana Holdings Finance Corp., Notes, 5.800% due 5/1/14	5,048,800
8,775,000	AAA	General Electric Capital Corp., Global Medium-Term Notes, 6.000% due 6/15/12	9,023,455
5,025,000	BB	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	4,688,863
7,000,000	A-	Goldman Sachs Capital I, Capital Securities, 6.345% due 2/15/34	6,964,146
5,000,000	AA	ING USA Global Funding Trust 1, Secured Medium-Term Notes, 4.500% due 10/1/10	4,815,965
6,950,000	AA-	International Lease Finance Corp., Notes, 5.875% due 5/1/13	7,000,860
6,600,000	A	JPMorgan Chase & Co., Subordinated Notes, 6.625% due 3/15/12	6,946,434
1,640,000	BBB	MUFG Capital Finance 1 Ltd., 6.346% Preferred Securities (d)	1,619,717
5,670,000	AAA	Prudential Holdings LLC, Bonds, Series B, FSA-Insured, 7.245% due 12/18/23 (a)	6,491,549
4,600,000	BBB-	Residential Capital Corp., Notes, 6.000% due 2/22/11	4,568,030

		Total Diversified Financial Services	102,246,383

Diversified Telecommunication Services - 3.8%
7,000,000	A	BellSouth Telecommunications Inc., Debentures, 5.850% due 11/15/45	6,153,210
15,775,000	A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	15,439,197
		Koninklijke KPN NV, Senior Notes:
2,850,000	BBB+	8.000% due 10/1/10	3,062,020
2,240,000	BBB+	8.375% due 10/1/30	2,472,519
5,000,000	A	SBC Communications Inc., Bonds, 6.450% due 6/15/34	4,937,350
5,000,000	BBB+	Telecom Italia Capital SA, Senior Notes, 6.000% due 9/30/34	4,512,540

		Total Diversified Telecommunication Services	36,576,836

Electric Utilities - 6.6%
6,225,000	A	Alabama Power Co., Bonds, Series 1, 5.650% due 3/15/35	5,745,694
3,000,000	BBB	Carolina Power & Light Co., First Mortgage Bonds, 6.125% due 9/15/33	3,007,011
5,000,000	A-	Commonwealth Edison Co., Secured Notes, 5.875% due 2/1/33	4,771,410
4,950,000	BBB+	Entergy Gulf States Inc., First Mortgage Bonds, 6.200% due 7/1/33	4,646,926
		FirstEnergy Corp., Notes:

See Notes to Schedule of Investments.

Legg Mason Partners Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Electric Utilities (continued)
$5,000,000	BBB-	Series B, 6.450% due 11/15/11	$5,179,735
10,860,000	BBB-	Series C, 7.375% due 11/15/31	12,099,636
7,175,000	A	Florida Power & Light Co., First Mortgage Bonds, 5.625% due 4/1/34	6,861,790
5,000,000	BBB+	MidAmerican Energy Holdings Co., Senior Notes, 4.625% due 10/1/07	4,939,565
11,600,000	BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	11,389,228
4,000,000	BBB-	Progress Energy Inc., Senior Notes, 7.750% due 3/1/31	4,663,764

		Total Electric Utilities	63,304,759

Energy Equipment & Services - 2.0%
4,925,000	BBB	Consolidated Natural Gas Co., Debentures, 6.800% due 12/15/27	5,167,369
6,350,000	A1	TransCanada PipeLines Ltd., Medium-Term Notes, 7.700% due 6/15/29	7,749,368
5,480,000	A-	Transocean Inc., Notes, 7.500% due 4/15/31	6,517,748

		Total Energy Equipment & Services	19,434,485

Food & Staples Retailing - 1.7%
3,750,000	BBB-	Kroger Co., Senior Notes, 6.750% due 4/15/12	3,908,591
5,000,000	BBB-	Safeway Inc., Notes, 5.800% due 8/15/12	4,987,400
		Wal-Mart Stores Inc., Senior Notes:
950,000	AA	6.875% due 8/10/09	996,764
5,600,000	AA	7.550% due 2/15/30	6,734,381

		Total Food & Staples Retailing	16,627,136

Food Products - 3.2%
1,275,000	A	Archer-Daniels-Midland Co., Senior Debentures, 6.625% due 5/1/29	1,366,295
5,700,000	A	Campbell Soup Co., Debentures, 8.875% due 5/1/21	7,318,435
2,700,000	A-	H.J. Heinz Finance Co., Notes, 6.750% due 3/15/32	2,652,850
6,200,000	BBB+	Kraft Foods Inc., Bonds, 6.500% due 11/1/31	6,489,825
5,000,000	BBB+	Sara Lee Corp., Notes, 6.250% due 9/15/11	5,068,265
7,500,000	A+	Unilever Capital Corp., Senior Notes, 5.900% due 11/15/32	7,373,940

		Total Food Products	30,269,610

Gas Utilities - 1.2%
4,750,000	BBB+	AGL Capital Corp., Senior Notes, 4.950% due 1/15/15	4,484,632
7,025,000	A-	Equitable Resources Inc., Notes, 5.150% due 11/15/12	6,879,561

		Total Gas Utilities	11,364,193

Health Care Providers & Services - 1.7%
4,750,000	BBB	Humana Inc., Senior Notes, 6.300% due 8/1/18	4,841,257
6,800,000	A	UnitedHealth Group Inc., Senior Notes, 5.000% due 8/15/14	6,545,435
4,390,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	4,563,638

		Total Health Care Providers & Services	15,950,330

Hotels, Restaurants & Leisure - 1.1%
4,700,000	BBB-	Harrah’s Operating Co. Inc., Senior Notes, 5.750% due 10/1/17	4,459,572
6,150,000	A-	McDonald’s Corp., Debentures, 6.375% due 1/8/28	6,408,349

		Total Hotels, Restaurants & Leisure	10,867,921

Household Durables - 1.1%
6,750,000	BBB	Lennar Corp., Senior Notes, Series B, 5.600% due 5/31/15	6,425,838
5,150,000	BBB-	Pulte Homes Inc., Notes, 6.000% due 2/15/35	4,497,552

		Total Household Durables	10,923,390

Household Products - 0.6%
5,000,000	AA-	Procter & Gamble Co., Debentures, 6.450% due 1/15/26	5,381,985

Independent Power Producers & Energy Traders - 0.7%
7,350,000	BB+	TXU Corp., Senior Notes, Series R, 6.550% due 11/15/34	6,669,728

See Notes to Schedule of Investments.

Legg Mason Partners Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Industrial Conglomerates - 0.4%
$4,000,000	BBB+	Tyco International Group SA, Notes, 6.875% due 1/15/29	$4,188,688

Insurance - 2.5%
4,005,000	BBB	Infinity Property & Casualty Corp., Senior Notes, Series B, 5.500% due 2/18/14	3,814,478
1,790,000	BBB	Marsh & McLennan Cos. Inc., Senior Notes, 5.875% due 8/1/33	1,627,577
9,450,000	AA-	New York Life Insurance Co., Notes, 5.875% due 5/15/33 (a)	9,318,551
5,000,000	A+	Progressive Corp., Senior Notes, 6.625% due 3/1/29	5,371,300
4,500,000	A3(c)	Stingray Pass-Through Trust Certificates, Medium-Term Notes, 5.902% due 1/12/15 (a)	4,331,003

		Total Insurance	24,462,909

IT Services - 0.4%
		Electronic Data Systems Corp. Notes:
2,000,000	BBB-	7.125% due 10/15/09	2,102,562
2,000,000	BBB-	7.450% due 10/15/29	2,128,252

		Total IT Services	4,230,814

Machinery - 1.2%
5,000,000	A-	Deere & Co., Debentures, 8.100% due 5/15/30	6,416,610
5,000,000	AA	Illinois Tool Works Inc., Notes, 5.750% due 3/1/09	5,079,055

		Total Machinery	11,495,665

Media - 6.4%
4,925,000	BBB	BSkyB Finance UK PLC, Senior Notes, 5.625% due 10/15/15 (a)	4,755,314
		Comcast Corp., Notes:
5,810,000	BBB+	7.050% due 3/15/33	5,997,529
10,800,000	BBB+	6.450% due 3/15/37 (b)	10,425,715
4,411,000	BBB-	Cox Communications Inc., Notes, 7.750% due 11/1/10	4,721,755
5,790,000	BBB+	Knight-Ridder Inc., Debentures, 6.875% due 3/15/29	5,441,268
5,000,000	BBB	News America Holdings Inc., Senior Debentures, 8.500% due 2/23/25	5,789,275
5,000,000	BBB+	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24	5,395,135
3,500,000	BBB+	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	4,040,299
8,100,000	BBB+	Time Warner Inc., Debentures, 7.700% due 5/1/32 (b)	8,934,017
5,000,000	BBB	Viacom Inc., Senior Notes, 8.625% due 8/1/12	5,658,390

		Total Media	61,158,697

Metals & Mining - 1.5%
6,700,000	A-	Alcoa Inc., Senior Notes, 6.500% due 6/1/11	6,997,627
7,500,000	A+	Nucor Corp., Notes, 4.875% due 10/1/12	7,211,415

		Total Metals & Mining	14,209,042

Multi-Utilities - 1.9%
7,100,000	A	Consolidated Edison Co. of New York, Senior Notes, 5.375% due 12/15/15	6,972,264
4,725,000	BBB+	Sempra Energy, Senior Notes, 4.621% due 5/17/07	4,684,219
8,175,000	BBB+	United Utilities PLC, Bonds, 4.550% due 6/19/18	7,064,810

		Total Multi-Utilities	18,721,293

Multiline Retail - 0.5%
4,775,000	A-	Nordstrom Inc., Senior Debentures, 6.950% due 3/15/28	5,067,516

Oil, Gas & Consumable Fuels - 7.6%
1,350,000	A-	Apache Corp., Debentures, 7.950% due 4/15/26	1,677,247
3,610,000	A-	Apache Finance Canada Corp., Notes, 7.750% due 12/15/29	4,426,741
4,800,000	BBB+	Burlington Resources Finance Co., Senior Notes, 6.680% due 2/15/11	5,051,880
4,800,000	BBB+	Canadian National Resources Ltd., Senior Notes, 7.200% due 1/15/32	5,355,058
6,040,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	6,853,721

See Notes to Schedule of Investments.

Legg Mason Partners Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels (continued)
$3,500,000	A-	Global Marine Inc., Notes, 7.000% due 6/1/28	$3,868,242
700,000	BB+	Kerr-McGee Corp., Secured Notes, 7.875% due 9/15/31	803,076
3,400,000	BBB	Kinder Morgan Finance Company, ULC, Notes, 6.400% due 1/5/36	3,321,406
6,400,000	AA	Lasmo (USA) Inc., Notes, 7.300% due 11/15/27	7,567,322
5,000,000	BBB+	Marathon Oil Corp., Debentures, 9.125% due 1/15/13	5,957,545
8,225,000	A	Norsk Hydro ASA, Debentures, 6.800% due 1/15/28	9,149,876
5,000,000	BBB	Ocean Energy Inc., Senior Notes, 7.500% due 9/15/27	5,716,350
6,500,000	BBB	Pemex Project Funding Master Trust, Notes, 6.625% due 6/15/35 (a)	6,287,125
5,050,000	BBB-	Valero Energy Corp., Notes, 4.750% due 6/15/13	4,765,276
2,225,000	BBB-	XTO Energy Inc., Senior Notes, 6.100% due 4/1/36	2,172,643

		Total Oil, Gas & Consumable Fuels	72,973,508

Paper & Forest Products - 1.3%
7,000,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	7,296,002
5,000,000	BBB	Willamette Industries Inc., Debentures, 7.350% due 7/1/26	5,199,555

		Total Paper & Forest Products	12,495,557

Pharmaceuticals - 2.2%
3,435,000	AA	Eli Lilly & Co., Notes, 7.125% due 6/1/25	3,948,237
5,000,000	AA-	Merck & Co. Inc., Debentures, 5.950% due 12/1/28	4,875,060
5,850,000	A	Wyeth, Notes, 6.500% due 2/1/34	6,132,602
5,000,000	AA+	Zeneca Wilmington Inc., Debentures, 7.000% due 11/15/23	5,719,135

		Total Pharmaceuticals	20,675,034

Real Estate - 2.0%
4,720,000	BBB	Boston Properties LP, Senior Notes, 6.250% due 1/15/13	4,863,158
4,750,000	A-	ERP Operating LP, Notes, 5.250% due 9/15/14	4,611,841
4,825,000	BBB	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	4,636,202
4,775,000	BBB	Vornado Realty LP, Senior Notes, 5.625% due 6/15/07	4,782,201

		Total Real Estate	18,893,402

Road & Rail - 2.4%
6,000,000	BBB+	Burlington Northern Santa Fe Corp., Notes, 5.900% due 7/1/12	6,131,844
5,324,000	A-	Canadian National Railway Co., Notes, 6.900% due 7/15/28	5,995,080
		Union Pacific Corp.:
4,210,000	BBB	Debentures, 6.625% due 2/1/29	4,513,423
6,794,179	A	Pass-Through Certificates, 4.698% due 1/2/24	6,342,400

		Total Road & Rail	22,982,747

Specialty Retail - 1.2%
4,605,000	BBB	Limited Brands Inc., Debentures, 6.950% due 3/1/33	4,508,663
6,300,000	A+	Lowe’s Cos. Inc., Debentures, 6.875% due 2/15/28	7,070,333

		Total Specialty Retail	11,578,996

Textiles, Apparel & Luxury Goods - 0.7%
7,275,000	A-	V.F. Corp., Notes, 6.000% due 10/15/33	6,534,041

Thrifts & Mortgage Finance - 1.2%
		Washington Mutual Inc.:
7,125,000	A-	Notes, 4.200% due 1/15/10	6,811,464
5,000,000	BBB+	Subordinated Notes, 4.625% due 4/1/14	4,579,045

		Total Thrifts & Mortgage Finance	11,390,509

Tobacco - 0.1%
1,250,000	A+	Cargill Inc., Medium-Term Notes, 5.000% due 11/15/13 (a)	1,205,558

Wireless Telecommunication Services - 1.9%
3,675,000	A	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	4,668,048

See Notes to Schedule of Investments.

Legg Mason Partners Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Wireless Telecommunication Services (continued)
$6,425,000	A-	Sprint Capital Corp., Notes, 8.750% due 3/15/32	$8,056,359
6,200,000	A	Vodafone Group PLC, Notes, 5.000% due 9/15/15	5,792,889

		Total Wireless Telecommunication Services	18,517,296

		TOTAL CORPORATE BONDS & NOTES (Cost - $910,899,926)	894,576,322

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
2,500,000	AAA	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A4, 4.510% due 12/15/29	2,391,979
1,220,234	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.494% due 2/25/35 (d)	1,193,265
		Structured Asset Securities Corp.:
1,216,829	AA(e)	Series 1998-3, Class M1, 5.818% due 3/25/28 (d)	1,217,944
2,082,067	AA	Series 1998-8, Class M1, 5.758% due 8/25/28 (d)	2,083,895

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,035,773)	6,887,083

MORTGAGE-BACKED SECURITIES - 0.3%
FNMA - 0.0%
125,216		Federal National Mortgage Association (FNMA), 6.500% due 9/1/28- 1/1/29	128,414

GNMA - 0.3%
2,505,201		Government National Mortgage Association (GNMA), 6.500% due 3/15/28- 3/15/29	2,601,705

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,614,518)	2,730,119

SOVEREIGN BONDS - 4.2%
Canada - 2.5%
5,600,000	A	Province of Nova Scotia, Debentures, 7.250% due 7/27/13	6,258,857
		Province of Quebec, Debentures:
5,000,000	A+	7.500% due 7/15/23	6,056,910
5,000,000	A+	7.500% due 9/15/29	6,233,740
5,000,000	AA-	Province of Saskatchewan, Debentures, 8.000% due 2/1/13	5,786,515

		Total Canada	24,336,022

Italy - 0.9%
		Republic of Italy:
3,800,000	AA-	Debentures, 6.875% due 9/27/23	4,323,195
4,700,000	AA-	Senior Notes, 5.625% due 6/15/12	4,792,520

		Total Italy	9,115,715

Mexico - 0.8%
6,800,000	A	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	7,207,626

		TOTAL SOVEREIGN BONDS (Cost - $39,454,381)	40,659,363

U.S. GOVERNMENT OBLIGATIONS - 0.6%
U.S. Government Obligations - 0.6%
975,000		U.S. Treasury Bonds, 5.375% due 2/15/31	1,026,645

See Notes to Schedule of Investments.

Legg Mason Partners Investment Grade Bond Fund

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Obligations (continued)
	U.S. Treasury Notes:
$1,100,000	4.500% due 2/15/09	$1,090,805
3,450,000	4.500% due 2/15/16	3,356,474

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $5,530,195)	5,473,924

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $965,534,793)	950,326,811

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreement - 1.2%
11,468,000	Repurchase agreement dated 3/31/06, with Merrill Lynch, Pierce, Fenner, & Smith Inc., 4.790% due 4/3/06; Proceeds at maturity - $11,472,578 (Fully collateralized by U.S. government agency obligations, 4.750% due 3/14/08; Market value - $11,700,768) (Cost - $11,468,000)	11,468,000

U.S. Government Agency Obligations - 0.0%
30,000	Federal Home Loan Bank (FHLB), Discount Notes, 4.602% due 5/16/06 (f)(g)	29,837
225,000	Federal National Mortgage Association (FNMA), Discount Notes, 4.555%- 4.643% due 5/15/06 (f)(g)	223,798

	Total U.S. Government Agency Obligations (Cost - $253,635)	253,635

	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,721,635)	11,721,635

	TOTAL INVESTMENTS - 100.1% (Cost - $977,256,428#)	962,048,446
	Liabilities in Excess of Other Assets - (0.1)%	(868,163)

	TOTAL NET ASSETS - 100.0%	$961,180,283

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	Rating by Moody’s Investors Service.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(e)	Rating by Fitch Ratings Service.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Rate shown represents yield to maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 8 and 9 for definitions of ratings.

Abbreviation used in this schedule:
FSA - Financial Security Assurance

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Effective April 7, 2006, Smith Barney Investment Grade Bond Fund was renamed Legg Mason Partners Investment Grade Bond Fund (the “Fund”), a separate diversified series of the Legg Mason Partners Investment Funds, Inc. (formerly known as Smith Barney Investment Funds Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,531,806
Gross unrealized depreciation	(37,739,788)

Net unrealized depreciation	$(15,207,982)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 10 Year Notes	225	06/06	$24,168,836	$23,937,890	$230,946

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: May 30, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date: May 30, 2006